SCHEDULE OF LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Interest expense on lease liability	¥ 293	¥ 753
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	7,557	19,025
Depreciation of fixed assets	178	132
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)		163
Research and development costs	294	806
Staff costs (including key management personnel remuneration)	¥ 6,244	¥ 5,962